ORGANIZATION AND DESCRIPTION OF THE BUSINESS	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND DESCRIPTION OF THE BUSINESS
ORGANIZATION AND DESCRIPTION OF THE BUSINESS

1. ORGANIZATION AND DESCRIPTION OF THE BUSINESS

Yandex N.V., together with its consolidated subsidiaries (together, the “Company”), is a technology company that builds intelligent products and services powered by machine learning. The Company generates a substantial part of its revenues from online advertising, while the share of other revenues, primarily represented by commission-based revenues of its Taxi business, continues to increase as a portion of the Company’s total revenues.

Yandex N.V. was incorporated under the laws of the Netherlands in June 2004 and is the holding company of Yandex LLC, incorporated in the Russian Federation in October 2000, and other subsidiaries.